Share-based payments (Details Narrative) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Ordinary shares granted		1,000,000
RSU granted		68,273	59,441
Expense recognized related to RSUs		€ 470	€ 530
Unamortized compensation expense related to RSUs		€ 120	€ 350
Remaining average vesting period		10 months 9 days	1 year 8 months 12 days
Stock option expenses		€ 1,960	€ 2,960
Unamortized compensation expense		€ 3,410	€ 8,270
Weighted average remaining period		3 years	4 years
Incentive shares granted		5,000
Expense recognised for Incentive shares		€ 5	€ 20
Unrecognised share based payment expense		€ 0
Employees And Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted	800,000	154,074	2,128,554
Employee And Director [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding		800,000	1,666,667
Class A Ordinary Shares [Member] | Tranche 1 [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase		200,000
Exercise price		€ 10.50
Class A Ordinary Shares [Member] | Tranche 2 [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase		200,000
Exercise price		€ 10.50
Share price closed		18.00
Class A Ordinary Shares [Member] | Tranche 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price		€ 10.50
Employees Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
RSU granted		68,273	59,441
Board Of Directors [Member] | Class A Ordinary Shares [Member] | Tranche 3 [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase		50,000